                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                            Supplement dated June 3,
                 2005 to the Prospectus dated April 29, 2005, as
                            supplemented May 10, 2005

The following information replaces in its entirety the heading and information appearing under the heading "FEE TABLE":

         "FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

      SHAREHOLDER FEES

      (fees paid              GLOBAL                                                                    SHORT      TOTAL
      directly from            REAL           HIGH       INTERMEDIATE LIMITED     MONEY       REAL       TERM      RETURN
      your investment)        ESTATE          YIELD       GOVERNMENT  MATURITY    MARKET     ESTATE      BOND       BOND
---------------------------  ---------      ---------    ------------ ---------  ---------  ---------  ---------  ---------
      Maximum Sales
      Charge (Load)
      Imposed on
      Purchases (as a
      percentage of
      offering price)             None           None           None       None       None       None       None       None

      Maximum Deferred
      Sales Charge (Load)
      (as a percentage of
      original purchase
      price or redemption
      proceeds, whichever
      is less)                    None           None           None       None       None       None       None       None

      Redemption/Exchange
      Fee (as a percentage
      of amount redeemed/
      exchanged)                  2.00%(1)       2.00%(1)       None       None       None       None       None       None


      ANNUAL FUND OPERATING EXPENSES(2)

      (expenses that are      GLOBAL                                                                        SHORT         TOTAL
      deducted from fund       REAL           HIGH       INTERMEDIATE LIMITED     MONEY          REAL       TERM         RETURN
      assets)                 ESTATE          YIELD       GOVERNMENT  MATURITY    MARKET        ESTATE      BOND           BOND
---------------------------  ---------      ---------    ------------ ---------  ---------     ---------   ---------    ---------
      Management Fees             0.75%          0.52%         0.38%       0.20%      0.38%(3)      0.90%       0.40%       0.50%
      Distribution and/or
      Service (12b-1) Fees        None           None          None        None       None          None        None        None

      Interest Expense             N/A            N/A          0.07         N/A        N/A           N/A         N/A         N/A

      Other Expenses              0.57(4)        0.18(4)       0.21        0.15       0.18(4)       0.17(4)     0.21(4)     0.43(4)

      Total Annual Fund
      Operating Expenses          1.32           0.70          0.66        0.35       0.56(5)       1.07(6)     0.61        0.93

      Fee Waiver                  0.17            N/A           N/A         N/A        N/A          0.16(7)      N/A        0.03(8)

      Net Annual Fund
      Operating Expenses(9)       1.15(10)       0.70          0.66        0.35       0.56          0.91        0.61(11)    0.90(12)

     (1) You may be charged a 2.00% fee on redemption or exchanges of Institutional Class Shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption Fee" for more information.

     (2) There is no guarantee that actual expenses will be the same as those shown in the table.

     (3) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assets in excess of $1 billion. Expenses have been restated to reflect this new fee rate.

     (4) Other Expenses are based on estimated average net assets for the current fiscal year.

     (5) The advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. The expense limitation agreement may be modified or discontinued without further notice to investors.

     (6) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other Expenses have been restated to reflect the changes in fees under the new agreement.

     (7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

     (8) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.90%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2005.

     (9) At the direction of the Trustees of the Trust, AMVESCAP (as defined herein) has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds. Total Annual Fund Operating Expenses net of this arrangement are 0.34%, 0.90% and 0.60% for Limited Maturity Fund, Real Estate Fund and Short-Term Bond Fund, respectively.

     (10) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.15% of average daily net assets. The expense limitation agreement is in effect through July 31, 2006.

     (11) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.90%. The expense limitation agreement is in effect through July 31, 2005.

     (12) The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.75% of average daily net assets. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."


The following information replaces in its entirety the information with respect to AIM Real Estate Fund appearing in the table under the heading "EXPENSE EXAMPLE" on page 16 of the prospectus:

      "                                            1 YEAR            3 YEARS               5 YEARS           10 YEARS
      -                                            ------            -------               -------           --------
         Real Estate                                 $93               $290                  $504             $1,225"


The following information replaces in its entirety the information with respect to AIM Real Estate Fund appearing in the table under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 17 of the prospectus:


"AIM REAL ESTATE
FUND INSTITUTIONAL
CLASS - ANNUAL
EXPENSE RATIO 0.91%    YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
-------------------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Cumulative Return
Before Expenses             5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%

Cumulative Return
After Expenses              4.09%         8.35%        12.78%        17.39%        22.19%        27.19%        33.39%        37.81%

End of Year Balance  $ 10,409.00   $ 10,834.73   $ 11,277.87   $ 11,739.13   $ 12,219.26   $ 12,719.03   $ 13,239.24   $ 13,780.73

Estimated Annual
Expenses             $     92.86   $     96.66   $    100.61   $    104.73   $    109.01   $    113.47   $    118.11   $    122.94


"AIM REAL ESTATE
FUND INSTITUTIONAL
CLASS - ANNUAL
EXPENSE RATIO 0.91%    YEAR 9        YEAR 10
-------------------  -----------   -----------
Cumulative Return
Before Expenses            55.13%        62.89%

Cumulative Return
After Expenses             43.44%        49.31%

End of Year Balance  $ 14,344.36   $ 14,931.04

Estimated Annual
Expenses             $    127.97      $133.20"





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